Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions
8. Related Party Transactions

5. Related Party Transactions

(a)

During the nine months ended September 30, 2021 and 2020, the Company incurred approximately $110,000 and $106,000, respectively, in management and consulting fees with an officer and an entity controlled by him. As of September 30, 2021 and December 31, 2020, the Company owed approximately 9,000 and $9,000, respectively, to directors and officers and a company controlled by a director, which is included in accounts payable and accrued liabilities. The amounts owed are unsecured, non-interest bearing, and due on demand.

(b)

During the nine months ended September 30, 2021 and 2020, the Company incurred approximately $9,000 and $28,000, respectively, in purchases of hardware from a vendor controlled by a director of the Company. As of September 30, 2021 and December 31, 2020, the amounts owed to this related-party vendor were approximately $21,000 and $12,000, respectively.

(c)	During the nine months ended September 30, 2021, the Company issued 3,243,785 shares of common stock for the conversion of approximately $17,000 of accrued expenses owed to the VP and General Manager.

(d)

During the nine months ended September 30, 2021 and 2020, the Company recorded approximately $10,000 and $5,000, respectively, to the VP and General Manager for rent and other office expenses. As of September 30, 2021 and December 31, 2020, the amounts owed to the VP and General Manager were approximately $2,000 and $0, respectively.

8. Related Party Transactions

(a)

During the years ended December 31, 2020 and 2019, the Company incurred approximately $142,000 and $143,000, respectively, in management and consulting fees with an officer and an entity controlled by him. As of December 31, 2020 and 2019, the Company owed approximately $9,000 and $145,000, respectively, to directors and officers and a company controlled by a director, which is included in accounts payable and accrued liabilities. The amounts owed are unsecured, non-interest bearing, and due on demand.

(b)

During the years ended December 31, 2020 and 2019, the Company incurred approximately $64,000 and $120,000, respectively, in purchases of hardware from a vendor controlled by a director of the Company. As of December 31, 2020 and 2019, the amounts owed to this related-party vendor were approximately $12,000 and $45,000 respectively.

(c)	During the year ended December 31, 2020, the Company issued 26,828,800 shares of Common Stock for the conversion of $67,073 of accrued expenses owed to the CEO and VP of Operations.